CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES - Additional information (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Continuous unrealized losses for 12 months or greater	$ 0
Prepaid expenses and other current assets
Restricted Cash and Cash Equivalents Items [Line Items]
Interest receivable	$ 535